Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of Outstanding Options

For the three months ended December 31, 2024, movements in outstanding options were as follow:

	Number of stock options	Exercise price(1) $
Balance, as at September 30, 2024	1,438,600	2.84
Granted	—	—
Forfeited	(30,000)	—
Balance, as at December 31, 2024	1,408,600	2.84

(1)      Weighted average exercise price

For the year ended September 30, 2024, movements in outstanding options were as follow:

	Number of stock options	Exercise price(1) $
Balance, as at September 30, 2023	—	—
Granted	1,438,600	2,84
Balance, as at September 30, 2024	1,438,600	2,84

(1)      Weighted average exercise price

For the year ended September 30, 2024, movements in outstanding Warrants were as follow:

Year ended September 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	449,013
Balance, as at September 30, 2024	443,013

Schedule of Movements in Outstanding RSUs and PSUs

For the three months ended December 31, 2024, movements in outstanding RSUs were as follow:

Three months ended December 31, 2024
Number of units
Balance, as at September 30, 2024	1,606,169
Granted	54,950
Forfeited	(147,050)
Exercised	(304,973)
Balance, as at December 31, 2024	1,209,096

For the three months ended December 31, 2024, movements in outstanding PSUs were as follow:

Three months ended December 31, 2024
Number of units
Balance, as at September 30, 2024	733,080
Granted	—
Forfeited	(28,800)
Balance, as at December 31, 2024	704,280

For the three months ended December 31, 2024, movements in outstanding Warrants were as follow:

Three months ended December 31, 2024
Number of units
Balance, as at September 30, 2024	449,013
Granted	—
Balance, as at December 31, 2024	443,013

For the year ended September 30, 2024, movements in outstanding RSUs were as follow:

Year ended September 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	1,820,892
Forfeited	(147,598)
Exercised	(67,125)
Balance, as at September 30, 2024	1,606,169

For the year ended September 30, 2024, movements in outstanding PSUs were as follow:

Year ended September 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	733,080
Balance, as at September 30, 2024	733,080

Schedule of Stock Based Compensation Expense

The total stock-based compensation expense has been included in the consolidated statement of loss as indicated in the following table:

	2024	2023	2022
Stock options	1,723,475	—	—
Restricted share units (RSUs)	2,993,869	—	—
Performance share units (PSUs)	1,290,763	—	—
Warrants	2,011,408	—	—
Gain on modification of stock options	(5,985,250)	—	—
ESOP, equity-settled	—	2,474,955	3,223,540
Vayavision call option, equity-settled	—	603,051	1,693,517
Reserve stock options movement	2,034,265	3,078,006	4,917,057
M-Options, cash settled	—	—	(317,663)
Capitalized as development costs	(318,753)	(641,032)	(326,721)
Total stock-based compensation expenses	1,715,512	2,436,974	4,272,673